Restructuring Reversals (Charges) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 2,139	$ 414	$ 9,149	$ 10,404
Restructuring liability	$ 7,800		$ 7,800		$ 800